Fair Value Measurement - Changes in Fair Value of Financial Assets and Liabilities in Level 3 (Detail) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2019	Apr. 30, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
IFRS9 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	$ 1,919	$ 1,720	$ 1,614	$ 1,340	$ 1,697
Realized	(7)	(1)	(8)	(9)	(21)
Unrealized	(18)	54	7	46	(39)
Net unrealized gains (losses) included in OCI	(21)	11	(47)	(5)	(59)
Transfer in to Level 3			479		503
Transfer out of Level 3	(6)	(17)		(23)	(1)
Purchases	45	419	124	936	865
Issuances	17	4	57	213	70
Sales	(44)	(55)	(170)	(136)	(374)
Settlements	(72)	(216)	(418)	(549)	(1,003)
Closing balance	1,813	1,919	1,638	1,813	1,638
Opening balance	(901)	(754)	(692)	(782)	(614)
Realized	7	1	9	9	16
Unrealized	79	(160)	(69)	(5)	(46)
Net unrealized gains (losses) included in OCI	0	0	0	0	0
Transfer in to Level 3	(44)	(2)	(26)	(65)	(135)
Transfer out of Level 3	49	68	55	136	122
Purchases	0	0	0	0	0
Issuances	(56)	(98)	(115)	(221)	(265)
Sales	0	0	0	0	0
Settlements	49	44	47	111	131
Closing balance	(817)	(901)	(791)	(817)	(791)
IFRS9 [member] | Deposits and other liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(593)	(461)	(376)	(423)	(369)
Unrealized	65	(111)	(48)	(52)	(1)
Net unrealized gains (losses) included in OCI	0	0	0	0	0
Transfer in to Level 3	(44)	(2)	(26)	(65)	(64)
Transfer out of Level 3	25	15	55	59	76
Purchases	0	0	0	0	0
Issuances	(51)	(67)	(68)	(163)	(146)
Sales	0	0	0	0	0
Settlements	47	33	32	93	73
Closing balance	(551)	(593)	(431)	(551)	(431)
IFRS9 [member] | Interest rate derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	25		2		28
Unrealized	26	24		50	(18)
Issuances	1	1		2
Settlements	(12)			(12)	(8)
Closing balance	40	25	2	40	2
IFRS9 [member] | Interest rate derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(17)	(24)	(37)	(109)	(20)
Unrealized	15	7	(19)	124	(39)
Net unrealized gains (losses) included in OCI	0	0	0	0	0
Purchases	0	0	0	0	0
Sales	0	0	0	0	0
Settlements	(11)		(22)	(28)	(19)
Closing balance	(13)	(17)	(78)	(13)	(78)
IFRS9 [member] | Credit derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	114	112	120	115	130
Realized	(7)	(1)	(9)	(9)	(16)
Unrealized	(3)	3	3	(2)
Closing balance	104	114	114	104	114
IFRS9 [member] | Credit derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(124)	(128)	(136)	(131)	(148)
Realized	7	1	9	9	16
Unrealized	3	(3)	(3)	2
Net unrealized gains (losses) included in OCI	0	0	0	0	0
Purchases	0	0	0	0	0
Sales	0	0	0	0	0
Settlements	1	6		7	2
Closing balance	(113)	(124)	(130)	(113)	(130)
IFRS9 [member] | Equity derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	273	264	26	107	38
Unrealized	(39)	25	3		(22)
Transfer in to Level 3					12
Transfer out of Level 3	(6)	(17)		(23)	(1)
Purchases	4	5	7	9	24
Issuances				146
Settlements	(5)	(4)	(8)	(12)	(23)
Closing balance	227	273	28	227	28
IFRS9 [member] | Equity derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(167)	(141)	(143)	(119)	(77)
Unrealized	(4)	(53)	1	(79)	(6)
Net unrealized gains (losses) included in OCI	0	0	0	0	0
Transfer in to Level 3					(71)
Transfer out of Level 3	24	53		77	46
Purchases	0	0	0	0	0
Issuances	(5)	(31)	(47)	(58)	(119)
Sales	0	0	0	0	0
Settlements	12	5	37	39	75
Closing balance	(140)	(167)	(152)	(140)	(152)
IFRS9 [member] | Corporate debt [member] | Securities mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	24	24	25	26
Unrealized	(1)			(3)	(1)
Purchases					26
Closing balance	23	24	25	23	25
IFRS9 [member] | Corporate debt [member] | Debt securities measured at FVOCI [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance					4
Realized					(5)
Unrealized					1
Purchases					26
Sales					(26)
IFRS9 [member] | Mortgage and asset backed [member] | Securities mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	246	239	537	319	710
Realized			1		3
Unrealized		1	2	1	9
Transfer in to Level 3					12
Purchases		74	14	74	75
Sales			(85)		(105)
Settlements	(45)	(68)	(120)	(193)	(355)
Closing balance	201	246	349	201	349
IFRS9 [member] | Business and government [member] | Loans mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	934	793	611	482	466
Unrealized		1			(5)
Net unrealized gains (losses) included in OCI	(14)	15	5	1	(11)
Purchases	18	313	25	791	584
Issuances	16	3	57	65	70
Sales	(19)	(47)	(9)	(82)	(120)
Settlements	(10)	(144)	(290)	(332)	(585)
Closing balance	925	934	399	925	399
IFRS9 [member] | Government issued or guaranteed [member] | Debt securities measured at FVOCI [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Net unrealized gains (losses) included in OCI			(39)		(39)
Transfer in to Level 3			479		479
Closing balance			440		440
IFRS9 [member] | Corporate equity [member] | Securities mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	7	7	10	6	42
Unrealized	(1)		(1)		(1)
Settlements					(32)
Closing balance	6	7	9	6	9
IFRS9 [member] | Corporate equity [member] | Equity securities measured at FVOCI [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	296	281	283	285	279
Realized					(3)
Unrealized					(2)
Net unrealized gains (losses) included in OCI	(7)	(4)	(13)	(6)	(9)
Purchases	23	27	78	62	130
Sales	(25)	(8)	(76)	(54)	(123)
Closing balance	$ 287	$ 296	$ 272	$ 287	272
IAS 39 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance					2,395
Opening balance					(614)
IAS 39 [member] | Deposits and other liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance					(369)
IAS 39 [member] | Interest rate derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance					28
IAS 39 [member] | Interest rate derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance					(20)
IAS 39 [member] | Credit derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance					130
IAS 39 [member] | Credit derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance					(148)
IAS 39 [member] | Equity derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance					38
IAS 39 [member] | Equity derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance					(77)
IAS 39 [member] | Corporate debt [member] | Debt securities measured at FVOCI [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance					4
IAS 39 [member] | Mortgage and asset backed [member] | Securities mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance					3
IAS 39 [member] | Mortgage and asset backed [member] | Debt securities measured at FVOCI [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance					1,674
IAS 39 [member] | Business and government [member] | Loans mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance					103
IAS 39 [member] | Corporate equity [member] | Securities mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance					32
IAS 39 [member] | Corporate equity [member] | Equity securities measured at FVOCI [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance					289
IAS 39 [member] | Asset backed securities [member] | Securities mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance					94
Reclassification upon adoption of IFRS 9 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance					(698)
Reclassification upon adoption of IFRS 9 [member] | Mortgage and asset backed [member] | Securities mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance					707
Reclassification upon adoption of IFRS 9 [member] | Mortgage and asset backed [member] | Debt securities measured at FVOCI [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance					(1,674)
Reclassification upon adoption of IFRS 9 [member] | Business and government [member] | Loans mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance					363
Reclassification upon adoption of IFRS 9 [member] | Corporate equity [member] | Securities mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance					10
Reclassification upon adoption of IFRS 9 [member] | Corporate equity [member] | Equity securities measured at FVOCI [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance					(10)
Reclassification upon adoption of IFRS 9 [member] | Asset backed securities [member] | Securities mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance					$ (94)